Bank Loans - Summary of Bank Loans (Parenthetical) (Details) $ in Thousands, ¥ in Millions																												1 Months Ended			12 Months Ended
		Dec. 08, 2021 USD ($)	Dec. 08, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 22, 2021 USD ($)	Sep. 22, 2021 CNY (¥)	Apr. 08, 2021 USD ($)	Apr. 08, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)	Mar. 01, 2021 USD ($)	Feb. 03, 2021 USD ($)	Feb. 03, 2021 CNY (¥)	Dec. 09, 2020 USD ($)	Dec. 09, 2020 CNY (¥)	Nov. 17, 2020 USD ($)	Nov. 05, 2020 USD ($)	Sep. 03, 2020 USD ($)	May 26, 2020 USD ($) Mortgage Apartment	May 14, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 13, 2020 USD ($)	Mar. 13, 2020 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Nov. 25, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 01, 2021 CNY (¥)	Nov. 17, 2020 CNY (¥)	Nov. 05, 2020 CNY (¥)	Sep. 03, 2020 CNY (¥)	May 26, 2020 CNY (¥)	May 14, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Nov. 25, 2019 CNY (¥)	Nov. 20, 2019 USD ($)	Nov. 20, 2019 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans																															$ 13,511		$ 33,227		$ 2,109
Short-term bank loans and current portion of long-term bank loans (note 11)																															3,099		32,941
Long-term bank loans																															12,668		2,155
Sinovac Dalian
Line of Credit Facility [Line Items]
Debt Instrument, Collateral Amount																																													$ 2,207	¥ 14.1
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[1]																														2,197		1,993
Bank of China [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage								4.40%	4.40%						4.40%	4.40%
Line of credit facility, maximum borrowing capacity																																													$ 3,065	¥ 20.0
- Proceeds from bank loans								$ 1,098	¥ 7.0						$ 1,098	¥ 7.0	$ 920	¥ 6.0								$ 1,073	¥ 7.0
Repayments of debt		$ 920	¥ 6.0									$ 1,073	¥ 7.0
Debt instrument, description of variable rate basis								55 basis point	55 basis point						55 basis point	55 basis point
Debt instrument, basis spread on variable rate								0.55%	0.55%						0.55%	0.55%
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[2]																																4,598
Bank of Beijing [Member] | Sinovac LS
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																								3.05%																			3.05%
Line of credit facility, maximum borrowing capacity																								$ 4,598																			¥ 30.0
- Proceeds from bank loans																								$ 4,598	¥ 30.0
Repayments of debt										$ 4,598	¥ 30.0
Silicon Valley Bank | Sinovac Dalian
Line of Credit Facility [Line Items]
Proceeds from lines of credit																																	6,503	¥ 42.4
Repayments of lines of credit						$ 6,503	¥ 42.4
Silicon Valley Bank | Sinovac Dalian | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, description of variable rate basis																														125 basis points
Debt instrument, basis spread on variable rate																														1.25%
Debt instrument, interest rate, stated percentage																														5.10%														5.10%
Debt Instrument, face amount																														$ 7,663														¥ 50.0
Silicon Valley Bank | Sinovac LS
Line of Credit Facility [Line Items]
Proceeds from lines of credit																																	18,361	119.8
Repayments of lines of credit																												$ 18,361	¥ 119.8
Silicon Valley Bank | Sinovac LS | Revolving Credit Facility
Line of Credit Facility [Line Items]
Debt instrument, description of variable rate basis																					120 basis points		120 basis points
Debt instrument, basis spread on variable rate																					1.20%		1.20%
Debt instrument, interest rate, stated percentage																					5.05%		5.05%																	5.05%		5.05%
Debt Instrument, face amount																					$ 10,728		$ 7,663																	¥ 70.0		¥ 50.0
Guangdong Development Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[3]																																1,378
Guangdong Development Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																				5.00%																			5.00%
Line of credit facility, maximum borrowing capacity																				$ 1,378																			¥ 9.0
- Proceeds from bank loans																																	1,378	¥ 9.0
Repayments of debt				$ 1,378	¥ 9.0
Debt instrument, description of variable rate basis																				115 basis point
Debt instrument, basis spread on variable rate																				1.15%
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[4]																														117		108
Long-term bank loans	[4]																														50		$ 163
China Merchants Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																						5.60%																			5.60%
Debt instrument, description of variable rate basis																						175 basis point
Debt instrument, basis spread on variable rate																						1.75%
Debt Instrument, Collateral Amount																						$ 1,360																			¥ 8.7
Number of mortgage entered | Mortgage																						4
Aggregate mortgage amount																						$ 333																			¥ 2.1
Number of apartments purchased | Apartment																						4
Mortgage loans, description of terms																																	Principal and interest are repaid monthly over a term of 36 months.	Principal and interest are repaid monthly over a term of 36 months.
Mortgage loan principal and interest repaid																															124	¥ 0.8	$ 58	¥ 0.4
Short-term bank loans and current portion of long-term bank loans (note 11)																															117					¥ 0.7
Long-term bank loans																															50					¥ 0.3
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans (note 11)	[5]																														785
Long-term bank loans	[6]																														$ 12,618		$ 1,992
China Everbright Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage														5.22%					5.88%																		5.22%	5.88%
Line of credit facility, maximum borrowing capacity																			$ 30,651																			¥ 200.0
Debt instrument, description of variable rate basis														137 basis point					123 basis point
Debt instrument, basis spread on variable rate														1.37%					1.23%
Debt Instrument, Collateral Amount														$ 36,997					$ 36,997																		¥ 235.8	¥ 235.8
Debt Instrument, face amount														$ 785																							¥ 5.0

[1]	On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,073 (RMB 7 million) was drawn on March 13, 2020 and was repaid on March 13, 2021. $920 (RMB 6 million) was drawn on December 9, 2020 and was repaid on December 8, 2021. On February 3, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. On April 8, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans are repayable on February 3, 2022 and April 8, 2022, respectively. Buildings of Sinovac Dalian with a net book value of $2,207 (RMB 14.1 million) were pledged as collateral.
[2]	On March 31, 2020, Sinovac LS entered into a maximum credit facility of $4,598 (RMB 30 million) with Bank of Beijing to finance its working capital requirements. $4,598 (RMB 30 million) was drawn on March 31, 2020 with an annual interest rate of 3.05% paid quarterly. The loan was repaid on March 31, 2021.
[3]	On November 5, 2020, Sinovac Dalian entered into a maximum credit facility of $1,378 (RMB 9 million) with Guangdong Development Bank to finance its working capital requirements. The loan bears interest at 115 basis point above the prime rate of one year term loan published by the People’s Bank of China, at 5% and interest is payable monthly. $1,378 (RMB 9.0 million) was drawn during 2020 and was repaid on November 30, 2021.
[4]	On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bear annual interest rate at 175 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.6%. Principal and interest are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020 and $124 (RMB 0.8 million) in principal and interest in 2021. As of December 31, 2021, $117 (RMB 0.7 million) is recorded in bank loans due within one year and $50 (RMB 0.3 million) is recorded in long-term bank loans. Buildings of Sinovac Dalian with a net book value of $1,360 (RMB 8.7 million) were pledged as collateral.
[5]	On March 1, 2021, Sinovac Dalian entered into a short-term loan of $785 (RMB 5 million) with China Everbright Bank to finance its working capital requirements, with a term from March 1, 2021 to February 28, 2022. The loan bears annual interest rate at 137 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.22% payable monthly. Certain machinery and equipment of Sinovac Dalian with a net book value of $36,997 (RMB 235.8 million) were pledged as collateral.
[6]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $30,651 (RMB 200 million) with China Everbright Bank to finance Sinovac Dalian’s purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.88%. Interest is payable quarterly and principal installment repayments begin in 2023 and shall be fully paid by November 16, 2028. Certain machinery and equipment of Sinovac Dalian with a net book value of $36,997 (RMB 235.8 million) were pledged as collateral.